Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000144795 | Hamamatsu Photonics
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144795 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144795 | Groupe Bruxelles Lambert
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144795 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144795 | Shell
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144795 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144795 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | Mitsubishi Electric
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | GSK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000144795 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000144795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000144795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144795 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144795 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144795 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144795 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144795 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144795 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144796 | Hamamatsu Photonics
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144796 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144796 | Groupe Bruxelles Lambert
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144796 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144796 | Shell
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144796 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144796 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | Mitsubishi Electric
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | GSK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000144796 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000144796 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000144796 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144796 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144796 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144796 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144796 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144796 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144796 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000184324 | Hamamatsu Photonics
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184324 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184324 | Groupe Bruxelles Lambert
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184324 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184324 | Shell
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184324 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184324 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | Mitsubishi Electric
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | GSK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000184324 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000184324 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000184324 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000184324 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000184324 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000184324 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000184324 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000184324 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184324 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.80%